Corporate information (Details 1) - PEN (S/) S/ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Cost of sales		S/ (732,956)	S/ (736,530)	S/ (695,757)
Finance income		5,842	3,240	3,416
(Loss) gain from exchange difference, net		(2,226)	(2,541)	12,194
Income tax		(551)	(6,399)	(3,141)
Loss for the year from discontinued operations		(754)	(6,589)	(5,720)
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Sales	S/ 11		2,044
Cost of sales	(626)	(626)	(6,881)
Administrative expenses	(660)		(6,352)	(8,868)
Other income (expense)	153	S/ 153	(1,006)	(212)
Finance income	2		11	62
(Loss) gain from exchange difference, net	(185)		(804)	157
Loss from discontinued operations before income tax	(1,305)		(12,988)	(8,861)
Income tax	551		6,399	3,141
Loss for the year from discontinued operations	S/ (754)		S/ (6,589)	S/ (5,720)